SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Amortization method	Straight-line
Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful life and amortization rate (Year)	10 years
Technology
Disclosure of detailed information about intangible assets [line items]
Amortization method	Straight-line
Technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life and amortization rate (Year)	5 years
Technology | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life and amortization rate (Year)	3 years
Brand
Disclosure of detailed information about intangible assets [line items]
Useful life and amortization rate (Year)	10 years
Amortization method	Straight-line